Income Tax (Details) - Schedule of income tax provision consists - Income Taxes [Member] - Archimedes Tech Spac Partners Co [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal
Current
Deferred	211,133	150
State
Current
Deferred
Change in valuation allowance	(211,133)	(150)
Income tax provision